PROJECT ASSETS (Tables)	12 Months Ended
Dec. 31, 2015
PROJECT ASSETS [Abstract]
Schedule of project assets and related accumulated depreciation
	As of December 31,
	2014	2015
	RMB	RMB
Completed	3,405,809,971	6,740,017,854
Under construction	1,065,404,823	651,828,100

Less: Accumulated depreciation	(118,144,405)	(347,117,150)
Project Assets, net	4,353,070,389	7,044,728,804